Note 16 - Certain Relationships and Related Transactions (Details Textual) - USD ($) $ in Millions	12 Months Ended		24 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Investment in Subsidiary [Member] | Management and Accredited Investors [Member]
Related Party Transaction, Amounts of Transaction			$ 1.0
AWMS Holdings, LLC [Member]
Equity Method Investments	$ 3.4	$ 3.4	$ 3.4
Proceeds from Issuance of Private Placement	$ 3.8	$ 3.8
Equity Method Investment, Ownership Percentage				47.00%	47.00%	47.00%